SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

12.SUBSEQUENT EVENTS

Pursuant to the 2021 Plan, the Company granted 12,000 restricted stock units to employees during October 2021. Each restricted stock unit represents the right to receive one share of the Company’s common stock, subject to the terms and conditions set forth in the restricted stock unit award agreement and the 2021 Plan. The restricted stock units vest as follows: 25% from the one year anniversary of the vesting start date, and then the remainder of the shares will time-vest quarterly beginning fifteen months after the vesting start date and then every three months thereafter, through the fourth yearly anniversary of the vesting start date.

13.SUBSEQUENT EVENTS

Factoring Agreement

On January 1, 2021 the Company entered into a Factoring Agreement (the “Agreement”) with Versant Funding LLC (“Versant”), in which the Company has agreed to sell a minimum of $1.2 million of its accounts receivable without recourse, and which we have granted Versant a security interest in substantially all of our assets, in accordance with the terms of the Agreement. Through March 26, 2021, the Company has factored, without recourse, approximately $2.3 million of its accounts receivable to Versant.

Note Payable Loan Forgiveness

On January 13, 2021, the PPP Loan was fully forgiven by the SBA.

Related Party Convertible Notes Payable

On March 8, 2021, the maturity date was further extended to June 30, 2021, for the Convertible Notes.

13.SUBSEQUENT EVENTS (continued)

Bridge Notes and Related Party Bridge Notes

On March 15, 2021, the Company entered into a Fifth Amendment to the Note Subscription Agreements and Secured Promissory Notes (referred to herein as the Bridge Notes and Related Party Bridge Notes in Note 6) (the “Amendment”).

The terms of the Amendment are as follows:

Maturity Date

The Bridge Notes and Related Party Bridge Notes shall bear interest, on a non-compounding basis, at a rate of twenty four percent (24%) per annum prior to October 1, 2020 and at a rate of thirty percent (30%) per annum from and after October 1, 2020, due on maturity on the earlier of (i) the closing of an initial public offering yielding gross proceeds in excess of $18,000,000, exclusive of any existing Convertible Notes (a “Qualified IPO”), (ii) the sale of the Company, (iii) prepayment by the Company, or (iv) April 30, 2021. The Majority Lenders (defined in Note 6) may, with the approval of the Company, elect to extend the maturity date one or more times, at their discretion.

Elective Conversion Upon a Qualified IPO

The holders of the Bridge Notes and Related Party Bridge Notes may voluntarily elect, at any time prior the maturity date and up to March 19, 2021, to convert 50% or more of the outstanding unpaid principal plus any amount of outstanding unpaid interest at the time of the Qualified IPO, into the same class or series of securities of the Company to be offered and issued in the Qualified IPO (the “IPO Stock”). The conversion rate shall be equal to the issue price of the IPO Stock less a thirty percent (30%) discount (“the Elective Conversion Stock”). The elective conversion amount shall be deducted from the amount of principal and interest outstanding in order to arrive at an adjusted principal and interest repayment amount. The sum of the amounts being converted on the Bridge Notes and Related Party Bridge Notes shall first convert the outstanding principal and then the outstanding interest second.

As of March 19, 2021, Bridge Notes and Related Party Bridge Note holders have elected to voluntarily convert approximately $3.8 million of outstanding principal and accrued interest to common stock at the time of the Qualified IPO.

Repayment of Adjusted Outstanding Interest and Principal Upon a Qualified IPO

If a Qualified IPO is consummated prior to the maturity date, and the holders have not voluntarily converted, the Company shall make a cash payment to the holders of the Bridge Notes and Related Party Bridge Notes equal to the greater of either the total adjusted outstanding interest or one and one-half times (1.50X) the Third-Party Loan Proceeds (“Note Repayment Proceeds”). Third-Party Loan Proceeds are defined as the net cash proceeds received by the Company from an institutional lender, commercial bank, or other similar lender consummated on or about the time of the Qualified IPO (or contingent upon the closing of the Qualified IPO).

Repayments shall first be applied to the adjusted outstanding interest due in cash to the holders of the Bridge Notes and Related Party Bridge Notes. The residual value shall be next applied to the adjusted outstanding principal (the “Principal Repayment Proceeds”). The remaining cash repayment shall be calculated by multiplying the Principal Repayment Proceeds by a fraction, the numerator of which is equal to the adjusted principal repayment amount of such note holder, and the denominator of which is equal to the total adjusted outstanding principal to all note holders. In no event shall any cash payment be made to any note holder exceed the sum of the adjusted interest repayment amount plus the adjusted principal repayment amount for such note holder.

13.SUBSEQUENT EVENTS (continued)

Automatic Conversion or Debt Extension

Any remaining unpaid principal, calculated by subtracting the Principal Repayment Proceeds from the total adjusted outstanding principal ( the “Automatic Principal Conversion Amount”), shall then automatically convert into IPO Stock at a rate equal to the issue price of the IPO Stock less a ten percent (10%) discount (that is, at a rate of ninety percent (90%) of the issue price of the IPO Stock; such discounted IPO Stock; the “Automatic Conversion Stock”). If the Company is unable to repay at least twenty-five percent (25%) of the total adjusted outstanding principal of the Bridge Notes and Related Party Bridge Notes (“the “Principal Repayment Floor”), then no Automatic Conversion Stock shall be issued and the total adjusted outstanding principal on the Bridge Notes and Related Party Bridge Notes shall remain on the books of the Company under their existing Bridge Notes and Related Party Bridge Notes which shall automatically be amended to (i) have their interest rates adjusted to a rate of fifteen percent (15%) per annum and (ii) have their maturity date set to a date that is eighteen (18) months from the date of the Qualified IPO.

Reverse Stock Split

On March 16, 2021, the Company approved a 1-for-5.545 reverse stock split (“reverse stock split”) of the Company’s common stock and preferred stock. On March 29, 2021, through a shareholder resolution, the shareholders of the Company approved the reverse stock split. All fractional shares as a result of the reverse stock split were rounded down and no fractional shares were issued in connection with the reverse stock split. The par value, authorized share amount, and other terms of the common stock and preferred stock were not affected by the reverse stock split.

All share and per share amounts, including stock options, warrants, and restricted stock awards have been retroactively adjusted in these financial statements for all periods presented to reflect the reverse stock split. Further, exercise prices of stock options and warrants have been retroactively adjusted in these financial statements for all periods presented to reflect the reverse stock split.

2021 Stock Incentive Plan

On June 16, 2021, the Company adopted the iSpecimen Inc. 2021 Stock Incentive Plan (“2021 Plan”). The 2021 Plan was adopted to enhance our ability to attract, retain and motivate employees, officers, directors, consultants and advisors by providing such persons with equity ownership opportunities and performance- based incentives. The 2021 Plan authorizes options, restricted stock, restricted stock units and other stock- based awards. Our Board of Directors, or any committee to which the Board of Directors delegates such authority, has the sole discretion in administering, interpreting, amending or accelerating the 2021 Plan. Awards may be made under the 2021 Plan for up to 608,000 shares of our common stock.